Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures	Transactions and balances with associates and joint ventures are set out in the table below:

	2024 $ million	2023 re- presented $ million	2022 re- presented $ million
Income statement items
Sales	14	13	15
Purchases	73	16	42
Balance sheet items
Group payables	2	3	2
Group receivables	2	2	2
Loans receivable	355	254	212
Cash flow items
Loans and equity contributions, net	134	112	86

Other disclosures in respect of associates and joint ventures are included in note 6.
Schedule of amounts incurred by entity for provision of key management personnel services

	2024	2023	2022
	$ million	re-presented $ million	re-presented $ million
Salaries and short-term employee benefits	12	13	13
Annual incentive plan	4	7	17
Non-Executive Directors’ fees	2	2	2
Share-based payments(1)	7	14	25
Post-employment benefits	2	2	2
	27	38	59
(1)Time-apportioned fair value of unvested options and share awards.
Schedule of directors remuneration

	2024	2023	2022
	$ million	re-presented $ million	re-presented $ million
Salaries and short-term employee benefits	4	3	4
Annual incentive plan	1	2	5
Non-Executive Directors' fees	2	2	2
Share option exercises(1)	—	—	6
Shares vesting(1)	18	5	3
Post-employment benefits	—	1	—
	25	13	20
(1)Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.